OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 46,422	$ 51,353	$ 42,737
Labor costs	7,038	6,721	6,886
Logistic expenses	4,028	4,096	3,931
Depreciation and amortization	2,675	2,580	2,523
Net impairment charges/ (reversal) (note 5.3)	1,038	1,026	(218)
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	1,469	0	0
Other	868	1,533	1,478
Total	$ 63,538	$ 67,309	$ 57,337